ALST-PRO-1-SUP-1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Alternative Strategies Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees		0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		46.91	46.91	46.91	46.91
Acquired Fund Fees and Expenses[2]		0.98	0.98	0.98	0.98
Total Annual Fund Operating Expenses		48.29	49.04	48.54	48.04
Fee Waiver and/or Expense Reimbursement[3]		46.85	46.85	46.85	46.85
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.44	2.19	1.69	1.19

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
[2]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.98% and excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.44%, 2.19%, 1.69% and 1.19%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

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Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$689	$6,491	$8,358	$9,190
Class C	$322	$6,354	$8,274	$9,101
Class R	$172	$6,310	$8,266	$9,129
Class Y	$121	$6,264	$8,258	$9,157

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$689	$6,491	$8,358	$9,190
Class C	$222	$6,354	$8,274	$9,101
Class R	$172	$6,310	$8,266	$9,129
Class Y	$121	$6,264	$8,258	$9,157

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.”

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GAL-PRO-1-SUP-1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Growth Allocation Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		B	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	B	C	R	Y
Management Fees		None	None	None	None	None
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	None
Other Expenses		0.28	0.28	0.28	0.28	0.28%
Acquired Fund Fees and Expenses[2]		0.60	0.60	0.60	0.60	0.60
Total Annual Fund Operating Expenses		1.13	1.88	1.88	1.38	0.88

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
[2]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$659	$889	$1,138	$1,849
Class B	$691	$891	$1,216	$2,005
Class C	$291	$591	$1,016	$2,201
Class R	$140	$437	$755	$1,657
Class Y	$90	$281	$488	$1,084

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You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$659	$889	$1,138	$1,849
Class B	$191	$591	$1,016	$2,005
Class C	$191	$591	$1,016	$2,201
Class R	$140	$437	$755	$1,657
Class Y	$90	$281	$488	$1,084

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:

“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year;

•	Hypotheticals both with and without any applicable initial sales charge applied; and

•	There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.84%)	1.96%	5.90%	10.00%	14.26%	18.68%	23.27%	28.04%	33.00%	38.14%
End of Year Balance	$9,815.72	$10,195.58	$10,590.15	$10,999.99	$11,425.69	$11,867.87	$12,327.15	$12,804.21	$13,299.74	$13,814.43
Estimated Annual Expenses	$658.85	$113.06	$117.44	$121.98	$126.71	$131.61	$136.70	$141.99	$147.49	$153.20

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.87%	7.89%	12.07%	16.40%	20.91%	25.59%	30.45%	35.49%	40.74%	46.18%
End of Year Balance	$10,387.00	$10,788.98	$11,206.51	$11,640.20	$12,090.68	$12,558.59	$13,044.60	$13,549.43	$14,073.79	$14,618.45
Estimated Annual Expenses	$115.19	$119.64	$124.27	$129.08	$134.08	$139.27	$144.66	$150.26	$156.07	$162.11

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.88%	1.88%	1.88%	1.88%	1.88%	1.88%	1.88%	1.88%	1.13%	1.13%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

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Cumulative Return After Expenses	3.12%	6.34%	9.66%	13.08%	16.60%	20.24%	23.99%	27.86%	32.81%	37.95%
End of Year Balance	$10,312.00	$10,633.73	$10,965.51	$11,307.63	$11,660.43	$12,024.23	$12,399.39	$12,786.25	$13,281.08	$13,795.06
Estimated Annual Expenses	$190.93	$196.89	$203.03	$209.37	$215.90	$222.64	$229.58	$236.75	$147.28	$152.98

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.88%	1.88%	1.88%	1.88%	1.88%	1.88%	1.88%	1.88%	1.88%	1.88%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.12%	6.34%	9.66%	13.08%	16.60%	20.24%	23.99%	27.86%	31.85%	35.97%
End of Year Balance	$10,312.00	$10,633.73	$10,965.51	$11,307.63	$11,660.43	$12,024.23	$12,399.39	$12,786.25	$13,185.18	$13,596.56
Estimated Annual Expenses	$190.93	$196.89	$203.03	$209.37	$215.90	$222.64	$229.58	$236.75	$244.13	$251.75

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.62%	7.37%	11.26%	15.29%	19.46%	23.78%	28.26%	32.91%	37.72%	42.70%
End of Year Balance	$10,362.00	$10,737.10	$11,125.79	$11,528.54	$11,945.87	$12,378.31	$12,826.41	$13,290.73	$13,771.85	$14,270.39
Estimated Annual Expenses	$140.50	$145.58	$150.85	$156.31	$161.97	$167.84	$173.91	$180.21	$186.73	$193.49

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio1	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.12%	8.41%	12.88%	17.53%	22.37%	27.41%	32.66%	38.13%	43.82%	49.74%
End of Year Balance	$10,412.00	$10,840.97	$11,287.62	$11,752.67	$12,236.88	$12,741.04	$13,265.97	$13,812.53	$14,381.61	$14,974.13
Estimated Annual Expenses	$89.81	$93.51	$97.37	$101.38	$105.55	$109.90	$114.43	$119.15	$124.05	$129.17

[1]	Your actual expenses may be higher or lower than those shown.
[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”

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INCAL-PRO-1-SUP-1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Income Allocation Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		B	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	B	C	R	Y
Management Fees		None	None	None	None	None
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	None
Other Expenses		0.23	0.23	0.23	0.23	0.23%
Acquired Fund Fees and Expenses[2]		0.58	0.58	0.58	0.58	0.58
Total Annual Fund Operating Expenses		1.06	1.81	1.81	1.31	0.81
Fee Waiver and/or Expense Reimbursement[3]		0.23	0.23	0.23	0.23	0.23
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.83	1.58	1.58	1.08	0.58

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
[2]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 0.25%, 1.00%, 1.00%, 0.50% and 0.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Class A	$630	$847	$1,082	$1,753
Class B	$661	$847	$1,159	$1,910
Class C	$261	$547	$959	$2,108
Class R	$110	$393	$696	$1,559
Class Y	$59	$236	$427	$980

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$630	$847	$1,082	$1,753
Class B	$161	$547	$959	$1,910
Class C	$161	$547	$959	$2,108
Class R	$110	$393	$696	$1,559
Class Y	$59	$236	$427	$980

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:

“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year;

•	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

•	Hypotheticals both with and without any applicable initial sales charge applied; and

•	There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.83%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.56%)	2.32%	6.35%	10.54%	14.90%	19.42%	24.13%	29.02%	34.10%	39.39%
End of Year Balance	$9,844.07	$10,231.92	$10,635.06	$11,054.08	$11,489.61	$11,942.30	$12,412.83	$12,901.89	$13,410.23	$13,938.59
Estimated Annual Expenses	$630.07	$106.40	$110.59	$114.95	$119.48	$124.19	$129.08	$134.17	$139.45	$144.95

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Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.83%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.17%	8.27%	12.54%	16.97%	21.58%	26.37%	31.35%	36.53%	41.91%	47.50%
End of Year Balance	$10,417.00	$10,827.43	$11,254.03	$11,697.44	$12,158.32	$12,637.36	$13,135.27	$13,652.80	$14,190.72	$14,749.83
Estimated Annual Expenses	$84.73	$112.60	$117.03	$121.64	$126.44	$131.42	$136.59	$141.98	$147.57	$153.38

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.58%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.06%	1.06%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.42%	6.72%	10.12%	13.64%	17.26%	21.00%	24.86%	28.85%	33.92%	39.20%
End of Year Balance	$10,342.00	$10,671.91	$11,012.34	$11,363.64	$11,726.14	$12,100.20	$12,486.20	$12,884.51	$13,392.16	$13,919.81
Estimated Annual Expenses	$160.70	$190.18	$196.24	$202.50	$208.96	$215.63	$222.51	$229.60	$139.27	$144.75

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.58%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.42%	6.72%	10.12%	13.64%	17.26%	21.00%	24.86%	28.85%	32.96%	37.20%
End of Year Balance	$10,342.00	$10,671.91	$11,012.34	$11,363.64	$11,726.14	$12,100.20	$12,486.20	$12,884.51	$13,295.52	$13,719.65
Estimated Annual Expenses	$160.70	$190.18	$196.24	$202.50	$208.96	$215.63	$222.51	$229.60	$236.93	$244.49

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.08%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.92%	7.75%	11.73%	15.85%	20.13%	24.56%	29.16%	33.92%	38.87%	43.99%
End of Year Balance	$10,392.00	$10,775.46	$11,173.08	$11,585.37	$12,012.87	$12,456.14	$12,915.77	$13,392.36	$13,886.54	$14,398.96
Estimated Annual Expenses	$110.12	$138.65	$143.76	$149.07	$154.57	$160.27	$166.19	$172.32	$178.68	$185.27

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio1	0.58%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.42%	8.80%	13.35%	18.10%	23.05%	28.21%	33.58%	39.18%	45.01%	51.08%
End of Year Balance	$10,442.00	$10,879.52	$11,335.37	$11,810.32	$12,305.18	$12,820.76	$13,357.95	$13,917.65	$14,500.80	$15,108.38
Estimated Annual Expenses	$59.28	$86.35	$89.97	$93.74	$97.67	$101.76	$106.02	$110.47	$115.09	$119.92

[1]	Your actual expenses may be higher or lower than those shown.
[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”

INCAL-PRO-1-SUP-1	3

INTAL-PRO-1-SUP-1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco International Allocation Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		B	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	B	C	R	Y
Management Fees		None	None	None	None	None
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	None
Other Expenses		0.41	0.41	0.41	0.41	0.41%
Acquired Fund Fees and Expenses[2]		0.73	0.73	0.73	0.73	0.73
Total Annual Fund Operating Expenses		1.39	2.14	2.14	1.64	1.14

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
[2]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$684	$966	$1,269	$2,127
Class B	$717	$970	$1,349	$2,282
Class C	$317	$670	$1,149	$2,472
Class R	$167	$517	$892	$1,944
Class Y	$116	$362	$628	$1,386

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INTAL-PRO-1-SUP-1

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$684	$966	$1,269	$2,127
Class B	$217	$670	$1,149	$2,282
Class C	$217	$670	$1,149	$2,472
Class R	$167	$517	$892	$1,944
Class Y	$116	$362	$628	$1,386

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:

“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year;

•	Hypotheticals both with and without any applicable initial sales charge applied; and

•	There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(2.09%)	1.45%	5.11%	8.90%	12.83%	16.91%	21.13%	25.50%	30.03%	34.73%
End of Year Balance	$9,791.15	$10,144.61	$10,510.83	$10,890.27	$11,283.41	$11,690.74	$12,112.77	$12,550.04	$13,003.10	$13,472.51
Estimated Annual Expenses	$683.73	$138.55	$143.56	$148.74	$154.11	$159.67	$165.43	$171.41	$177.59	$184.01

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.61%	7.35%	11.23%	15.24%	19.40%	23.71%	28.18%	32.80%	37.60%	42.57%
End of Year Balance	$10,361.00	$10,735.03	$11,122.57	$11,524.09	$11,940.11	$12,371.15	$12,817.75	$13,280.47	$13,759.89	$14,256.63
Estimated Annual Expenses	$141.51	$146.62	$151.91	$157.39	$163.08	$168.96	$175.06	$181.38	$187.93	$194.71

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	2.14%	2.14%	2.14%	2.14%	2.14%	2.14%	2.14%	2.14%	1.39%	1.39%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.86%	5.80%	8.83%	11.94%	15.14%	18.43%	21.82%	25.31%	29.83%	34.52%

INTAL-PRO-1-SUP-1	2

INTAL-PRO-1-SUP-1

End of Year Balance	$10,286.00	$10,580.18	$10,882.77	$11,194.02	$11,514.17	$11,843.47	$12,182.20	$12,530.61	$12,982.96	$13,451.65
Estimated Annual Expenses	$217.06	$223.27	$229.65	$236.22	$242.98	$249.93	$257.07	$264.43	$177.32	$183.72

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	2.14%	2.14%	2.14%	2.14%	2.14%	2.14%	2.14%	2.14%	2.14%	2.14%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.86%	5.80%	8.83%	11.94%	15.14%	18.43%	21.82%	25.31%	28.89%	32.58%
End of Year Balance	$10,286.00	$10,580.18	$10,882.77	$11,194.02	$11,514.17	$11,843.47	$12,182.20	$12,530.61	$12,888.98	$13,257.61
Estimated Annual Expenses	$217.06	$223.27	$229.65	$236.22	$242.98	$249.93	$257.07	$264.43	$271.99	$279.77

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.36%	6.83%	10.42%	14.13%	17.97%	21.93%	26.03%	30.26%	34.64%	39.16%
End of Year Balance	$10,336.00	$10,683.29	$11,042.25	$11,413.27	$11,796.75	$12,193.12	$12,602.81	$13,026.27	$13,463.95	$13,916.34
Estimated Annual Expenses	$166.76	$172.36	$178.15	$184.14	$190.32	$196.72	$203.33	$210.16	$217.22	$224.52

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.86%	7.87%	12.03%	16.36%	20.85%	25.51%	30.36%	35.39%	40.62%	46.04%
End of Year Balance	$10,386.00	$10,786.90	$11,203.27	$11,635.72	$12,084.86	$12,551.33	$13,035.82	$13,539.00	$14,061.60	$14,604.38
Estimated Annual Expenses	$116.20	$120.69	$125.34	$130.18	$135.21	$140.43	$145.85	$151.48	$157.32	$163.40

[1]	Your actual expenses may be higher or lower than those shown.
[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”

INTAL-PRO-1-SUP-1	3

MAL-PRO-1-SUP-1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Moderate Allocation Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		B	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	B	C	R	Y
Management Fees		None	None	None	None	None
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	None
Other Expenses		0.22	0.22	0.22	0.22	0.22%
Acquired Fund Fees and Expenses[2]		0.58	0.58	0.58	0.58	0.58
Total Annual Fund Operating Expenses		1.05	1.80	1.80	1.30	0.80

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
[2]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$651	$866	$1,098	$1,762
Class B	$683	$866	$1,175	$1,919
Class C	$283	$566	$975	$2,116
Class R	$132	$412	$713	$1,568
Class Y	$82	$255	$444	$990

MAL-PRO-1-SUP-1	1

MAL-PRO-1-SUP-1

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$651	$866	$1,098	$1,762
Class B	$183	$566	$975	$1,919
Class C	$183	$566	$975	$2,116
Class R	$132	$412	$713	$1,568
Class Y	$82	$255	$444	$990

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:

“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year;

•	Hypotheticals both with and without any applicable initial sales charge applied; and

•	There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.77%)	2.11%	6.15%	10.34%	14.70%	19.23%	23.94%	28.83%	33.92%	39.21%
End of Year Balance	$9,823.28	$10,211.29	$10,614.64	$11,033.92	$11,469.76	$11,922.81	$12,393.77	$12,883.32	$13,392.21	$13,921.20
Estimated Annual Expenses	$651.18	$105.18	$109.34	$113.65	$118.14	$122.81	$127.66	$132.70	$137.95	$143.40

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.95%	8.06%	12.32%	16.76%	21.37%	26.17%	31.15%	36.33%	41.72%	47.31%
End of Year Balance	$10,395.00	$10,805.60	$11,232.42	$11,676.10	$12,137.31	$12,616.73	$13,115.10	$13,633.14	$14,171.65	$14,731.43
Estimated Annual Expenses	$107.07	$111.30	$115.70	$120.27	$125.02	$129.96	$135.09	$140.43	$145.98	$151.74

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.05%	1.05%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.20%	6.50%	9.91%	13.43%	17.06%	20.80%	24.67%	28.66%	33.74%	39.02%

MAL-PRO-1-SUP-1	2

MAL-PRO-1-SUP-1

End of Year Balance	$10,320.00	$10,650.24	$10,991.05	$11,342.76	$11,705.73	$12,080.31	$12,466.88	$12,865.82	$13,374.02	$13,902.30
Estimated Annual Expenses	$182.88	$188.73	$194.77	$201.00	$207.44	$214.07	$220.92	$227.99	$137.76	$143.20

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.20%	6.50%	9.91%	13.43%	17.06%	20.80%	24.67%	28.66%	32.78%	37.02%
End of Year Balance	$10,320.00	$10,650.24	$10,991.05	$11,342.76	$11,705.73	$12,080.31	$12,466.88	$12,865.82	$13,277.53	$13,702.41
Estimated Annual Expenses	$182.88	$188.73	$194.77	$201.00	$207.44	$214.07	$220.92	$227.99	$235.29	$242.82

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.70%	7.54%	11.52%	15.64%	19.92%	24.36%	28.96%	33.73%	38.68%	43.81%
End of Year Balance	$10,370.00	$10,753.69	$11,151.58	$11,564.18	$11,992.06	$12,435.77	$12,895.89	$13,373.04	$13,867.84	$14,380.95
Estimated Annual Expenses	$132.41	$137.30	$142.38	$147.65	$153.12	$158.78	$164.66	$170.75	$177.07	$183.62

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio1	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.20%	8.58%	13.14%	17.89%	22.84%	28.00%	33.37%	38.98%	44.81%	50.90%
End of Year Balance	$10,420.00	$10,857.64	$11,313.66	$11,788.83	$12,283.97	$12,799.89	$13,337.49	$13,897.66	$14,481.36	$15,089.58
Estimated Annual Expenses	$81.68	$85.11	$88.69	$92.41	$96.29	$100.34	$104.55	$108.94	$113.52	$118.28

[1]	Your actual expenses may be higher or lower than those shown.
[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”

MAL-PRO-1-SUP-1	3

MAI-PRO-1-SUP-1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Multi-Asset Inflation Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees		0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		69.25	69.25	69.25	69.25
Acquired Fund Fees and Expenses[2]		0.65	0.65	0.65	0.65
Total Annual Fund Operating Expenses		70.30	71.05	70.55	70.05
Fee Waiver and/or Expense Reimbursement[3]		69.28	69.28	69.28	69.28
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.02	1.77	1.27	0.77

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
[2]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.65% and excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.02%, 1.77%, 1.27% and 0.77%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

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Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$648	$6,915	$7,670	$7,772
Class C	$280	$6,760	$7,518	$7,617
Class R	$129	$6,744	$7,529	$7,634
Class Y	$79	$6,727	$7,539	$7,652

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$648	$6,915	$7,670	$7,772
Class C	$180	$6,760	$7,518	$7,617
Class R	$129	$6,744	$7,529	$7,634
Class Y	$79	$6,727	$7,539	$7,652

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.”

MAI-PRO-1-SUP-1	2

AGS-PRO-1-S-SUP-1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class S shares of the Funds listed below:

Invesco Conservative Allocation Fund

Invesco Growth Allocation Fund

Invesco Moderate Allocation Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Growth Allocation Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	S
Management Fees		None
Distribution and/or Service (12b-1) Fees		0.15%
Other Expenses		0.28
Acquired Fund Fees and Expenses[1]		0.60
Total Annual Fund Operating Expenses		1.03

[1]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$105	$328	$569	$1,259

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.”

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AGS-PRO-1-S-SUP-1

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Moderate Allocation Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	S
Management Fees		None
Distribution and/or Service (12b-1) Fees		0.15%
Other Expenses		0.22
Acquired Fund Fees and Expenses[1]		0.58
Total Annual Fund Operating Expenses		0.95

[1]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$97	$303	$525	$1,166

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information – Invesco Growth Allocation Fund and Invesco Moderate Allocation Fund”:

“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year;

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There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Invesco Growth Allocation— Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.97%	8.10%	12.39%	16.85%	21.49%	26.31%	31.33%	36.54%	41.96%	47.60%
End of Year Balance	$10,397.00	$10,809.76	$11,238.91	$11,685.09	$12,148.99	$12,631.31	$13,132.77	$13,654.14	$14,196.21	$14,759.80
Estimated Annual Expenses	$105.04	$109.21	$113.55	$118.06	$122.75	$127.62	$132.68	$137.95	$143.43	$149.12

Invesco Moderate Allocation— Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.05%	8.26%	12.65%	17.21%	21.96%	26.90%	32.04%	37.38%	42.95%	48.74%
End of Year Balance	$10,405.00	$10,826.40	$11,264.87	$11,721.10	$12,195.80	$12,689.73	$13,203.67	$13,738.42	$14,294.82	$14,873.76
Estimated Annual Expenses	$96.92	$100.85	$104.93	$109.18	$113.61	$118.21	$122.99	$127.97	$133.16	$138.55

[1]	Your actual expenses may be higher or lower than those shown.”

AGS-PRO-1-S-SUP-1	3

AGS-PRO-1-SUP -1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Alternative Strategies Fund

Invesco Conservative Allocation Fund

Invesco Convertible Securities Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Multi-Asset Inflation Fund

Invesco Quality Income Fund

Invesco Small Cap Growth Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Alternative Strategies Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		0.15%	0.15%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		46.62	46.62
Acquired Fund Fees and Expenses[1]		0.98	0.98
Total Annual Fund Operating Expenses		47.75	47.75
Fee Waiver and/or Expense Reimbursement[2]		46.56	46.56
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.19	1.19

[1]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.98% and excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.19% of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AGS-PRO-1-SUP -1	1

AGS-PRO-1-SUP -1

	1 Year	3 Years	5 Years	10 Years
Class R5	$121	$6,250	$8,259	$9,178
Class R6	$121	$6,250	$8,259	$9,178

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Growth Allocation Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5
Management Fees		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.16%
Acquired Fund Fees and Expenses[1]		0.60
Total Annual Fund Operating Expenses		0.76

[1]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$78	$243	$422	$942

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Income Allocation Fund—Fees and Expenses of the Fund” in the prospectus:

AGS-PRO-1-SUP -1	2

AGS-PRO-1-SUP -1

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5
Management Fees		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.20%
Acquired Fund Fees and Expenses[1]		0.58
Total Annual Fund Operating Expenses		0.78
Fee Waiver and/or Expense Reimbursement[2]		0.20
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.58

[1]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class R5 shares to 0.00% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$59	$229	$414	$947

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco International Allocation Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

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AGS-PRO-1-SUP -1

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5
Management Fees		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.24%
Acquired Fund Fees and Expenses[1]		0.73
Total Annual Fund Operating Expenses		0.97

[1]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$99	$309	$536	$1,190

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Moderate Allocation Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5
Management Fees		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.16%
Acquired Fund Fees and Expenses[1]		0.58
Total Annual Fund Operating Expenses		0.74

[1]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AGS-PRO-1-SUP -1	4

AGS-PRO-1-SUP -1

	1 Year	3 Years	5 Years	10 Years
Class R5	$76	$237	$411	$918

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Multi-Asset Inflation Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		0.15%	0.15%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		69.22	69.22
Acquired Fund Fees and Expenses[1]		0.65	0.65
Total Annual Fund Operating Expenses		70.02	70.02
Fee Waiver and/or Expense Reimbursement[2]		69.25	69.25
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.77	0.77

[1]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.65% and excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 0.12% of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$79	$6,727	$7,541	$7,654
Class R6	$79	$6,727	$7,541	$7,654

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the

AGS-PRO-1-SUP -1	5

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Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information – Invesco Growth Allocation Fund, Invesco Income Allocation Fund, Invesco International Allocation Fund and Invesco Moderate Allocation Fund”:

“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year;

•	Invesco Income Allocation Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Invesco Growth Allocation Fund— Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.24%	8.66%	13.27%	18.07%	23.08%	28.29%	33.73%	39.40%	45.31%	51.48%
End of Year Balance	$10,424.00	$10,865.98	$11,326.70	$11,806.95	$12,307.56	$12,829.40	$13,373.37	$13,940.40	$14,531.47	$15,147.61
Estimated Annual Expenses	$77.61	$80.90	$84.33	$87.91	$91.64	$95.52	$99.57	$103.79	$108.19	$112.78

Invesco Income Allocation Fund— Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.58%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.42%	8.83%	13.42%	18.21%	23.19%	28.39%	33.81%	39.46%	45.34%	51.48%
End of Year Balance	$10,442.00	$10,882.65	$11,341.90	$11,820.53	$12,319.35	$12,839.23	$13,381.05	$13,945.73	$14,534.24	$15,147.58
Estimated Annual Expenses	$59.28	$83.17	$86.68	$90.33	$94.15	$98.12	$102.26	$106.57	$111.07	$115.76

Invesco International Allocation Fund— Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.03%	8.22%	12.58%	17.12%	21.84%	26.75%	31.86%	37.17%	42.70%	48.45%
End of Year Balance	$10,403.00	$10,822.24	$11,258.38	$11,712.09	$12,184.09	$12,675.11	$13,185.91	$13,717.30	$14,270.11	$14,845.20
Estimated Annual Expenses	$98.95	$102.94	$107.09	$111.41	$115.90	$120.57	$125.43	$130.48	$135.74	$141.21

Invesco Moderate Allocation Fund— Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.26%	8.70%	13.33%	18.16%	23.19%	28.44%	33.91%	39.62%	45.57%	51.77%

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End of Year Balance	$10,426.00	$10,870.15	$11,333.22	$11,816.01	$12,319.37	$12,844.18	$13,391.34	$13,961.81	$14,556.58	$15,176.69
Estimated Annual Expenses	$75.58	$78.80	$82.15	$85.65	$89.30	$93.11	$97.07	$101.21	$105.52	$110.01

[1]	Your actual expenses may be higher or lower than those shown.”

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IBRR-PRO 1-SUP-1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, AX, B, C, CX, R, RX and Y shares of the Funds listed below:

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

(together, the “Balanced-Risk Retirement Funds”)

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Balanced-Risk Retirement 2030 Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		AX	B	C	CX	R	RX	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		5.50%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	None	5.00%	1.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	AX	B	C	CX	R	RX	Y
Management Fees		None	None	None	None	None	None	None	None
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	1.00%	0.50%	0.50%	None
Other Expenses		0.44	0.44	0.44	0.44	0.44	0.44	0.44	0.44%
Acquired Fund Fees and Expenses[2]		0.84	0.84	0.84	0.84	0.84	0.84	0.84	0.84
Total Annual Fund Operating Expenses		1.53	1.53	2.28	2.28	2.28	1.78	1.78	1.28
Fee Waiver and/or Expense Reimbursement[3]		0.44	0.44	0.44	0.44	0.44	0.44	0.44	0.44
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.09	1.09	1.84	1.84	1.84	1.34	1.34	0.84

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
[2]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX and Class Y shares to 0.25%, 0.25%, 1.00%, 1.00%, 1.00%, 0.50%, 0.50% and 0.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$655	$966	$1,299	$2,238
Class AX	$655	$966	$1,299	$2,238
Class B	$687	$970	$1,380	$2,392
Class C	$287	$670	$1,180	$2,581
Class CX	$287	$670	$1,180	$2,581
Class R	$136	$517	$923	$2,058
Class RX	$136	$517	$923	$2,058
Class Y	$86	$362	$660	$1,507

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$655	$966	$1,299	$2,238
Class AX	$655	$966	$1,299	$2,238
Class B	$187	$670	$1,180	$2,392
Class C	$187	$670	$1,180	$2,581
Class CX	$187	$670	$1,180	$2,581
Class R	$136	$517	$923	$2,058
Class RX	$136	$517	$923	$2,058
Class Y	$86	$362	$660	$1,507

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Balanced-Risk Retirement 2040 Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		AX	B	C	CX	R	RX	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		5.50%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	None	5.00%	1.00%	1.00%	None	None	None

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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	AX	B	C	CX	R	RX	Y
Management Fees		None	None	None	None	None	None	None	None
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	1.00%	0.50%	0.50%	None
Other Expenses		0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60%
Acquired Fund Fees and Expenses[2]		0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88
Total Annual Fund Operating Expenses		1.73	1.73	2.48	2.48	2.48	1.98	1.98	1.48
Fee Waiver and/or Expense Reimbursement[3]		0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.13	1.13	1.88	1.88	1.88	1.38	1.38	0.88

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
[2]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX and Class Y shares to 0.25%, 0.25%, 1.00%, 1.00%, 1.00%, 0.50%, 0.50% and 0.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$659	$1,010	$1,384	$2,432
Class AX	$659	$1,010	$1,384	$2,432
Class B	$691	$1,015	$1,467	$2,585
Class C	$291	$715	$1,267	$2,771
Class CX	$291	$715	$1,267	$2,771
Class R	$140	$563	$1,012	$2,258
Class RX	$140	$563	$1,012	$2,258
Class Y	$90	$409	$751	$1,717

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$659	$1,010	$1,384	$2,432
Class AX	$659	$1,010	$1,384	$2,432
Class B	$191	$715	$1,267	$2,585
Class C	$191	$715	$1,267	$2,771
Class CX	$191	$715	$1,267	$2,771
Class R	$140	$563	$1,012	$2,258
Class RX	$140	$563	$1,012	$2,258
Class Y	$90	$409	$751	$1,717

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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Balanced-Risk Retirement 2050 Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		AX	B	C	CX	R	RX	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		5.50%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	None	5.00%	1.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	AX	B	C	CX	R	RX	Y
Management Fees		None	None	None	None	None	None	None	None
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	1.00%	0.50%	0.50%	None
Other Expenses		1.06	1.06	1.06	1.06	1.06	1.06	1.06	1.06%
Acquired Fund Fees and Expenses[2]		0.92	0.92	0.92	0.92	0.92	0.92	0.92	0.92
Total Annual Fund Operating Expenses		2.23	2.23	2.98	2.98	2.98	2.48	2.48	1.98
Fee Waiver and/or Expense Reimbursement[3]		1.06	1.06	1.06	1.06	1.06	1.06	1.06	1.06
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.17	1.17	1.92	1.92	1.92	1.42	1.42	0.92

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
[2]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX and Class Y shares to 0.25%, 0.25%, 1.00%, 1.00%, 1.00%, 0.50%, 0.50% and 0.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Class A	$663	$1,113	$1,588	$2,895
Class AX	$663	$1,113	$1,588	$2,895
Class B	$695	$1,122	$1,674	$3,047
Class C	$295	$822	$1,474	$3,224
Class CX	$295	$822	$1,474	$3,224
Class R	$145	$671	$1,225	$2,736
Class RX	$145	$671	$1,225	$2,736
Class Y	$94	$519	$969	$2,221

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$663	$1,113	$1,588	$2,895
Class AX	$663	$1,113	$1,588	$2,895
Class B	$195	$822	$1,474	$3,047
Class C	$195	$822	$1,474	$3,224
Class CX	$195	$822	$1,474	$3,224
Class R	$145	$671	$1,225	$2,736
Class RX	$145	$671	$1,225	$2,736
Class Y	$94	$519	$969	$2,221

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information – Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund”:

“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year;

•	Each Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

•	Hypotheticals both with and without any applicable initial sales charge applied; and

•	There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

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Invesco Balanced-Risk Retirement 2030 Fund— Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.09%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.81%)	1.60%	5.13%	8.78%	12.55%	16.46%	20.50%	24.68%	29.00%	33.48%
End of Year Balance	$9,819.50	$10,160.23	$10,512.79	$10,877.59	$11,255.04	$11,645.59	$12,049.69	$12,467.81	$12,900.45	$13,348.09
Estimated Annual Expenses	$655.02	$152.84	$158.15	$163.64	$169.31	$175.19	$181.27	$187.56	$194.07	$200.80

Invesco Balanced-Risk Retirement 2030 Fund— Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.09%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.91%	7.52%	11.25%	15.11%	19.10%	23.23%	27.51%	31.93%	36.51%	41.25%
End of Year Balance	$10,391.00	$10,751.57	$11,124.65	$11,510.67	$11,910.09	$12,323.37	$12,750.99	$13,193.45	$13,651.27	$14,124.97
Estimated Annual Expenses	$111.13	$161.74	$167.35	$173.16	$179.17	$185.39	$191.82	$198.48	$205.36	$212.49

Invesco Balanced-Risk Retirement 2030 Fund— Class AX (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.09%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.81%)	1.60%	5.13%	8.78%	12.55%	16.46%	20.50%	24.68%	29.00%	33.48%
End of Year Balance	$9,819.50	$10,160.23	$10,512.79	$10,877.59	$11,255.04	$11,645.59	$12,049.69	$12,467.81	$12,900.45	$13,348.09
Estimated Annual Expenses	$655.02	$152.84	$158.15	$163.64	$169.31	$175.19	$181.27	$187.56	$194.07	$200.80

Invesco Balanced-Risk Retirement 2030 Fund— Class AX (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.09%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.91%	7.52%	11.25%	15.11%	19.10%	23.23%	27.51%	31.93%	36.51%	41.25%
End of Year Balance	$10,391.00	$10,751.57	$11,124.65	$11,510.67	$11,910.09	$12,323.37	$12,750.99	$13,193.45	$13,651.27	$14,124.97
Estimated Annual Expenses	$111.13	$161.74	$167.35	$173.16	$179.17	$185.39	$191.82	$198.48	$205.36	$212.49

Invesco Balanced-Risk Retirement 2030— Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.84%	2.28%	2.28%	2.28%	2.28%	2.28%	2.28%	2.28%	1.53%	1.53%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.16%	5.97%	8.85%	11.81%	14.85%	17.97%	21.18%	24.48%	28.80%	33.27%
End of Year Balance	$10,316.00	$10,596.60	$10,884.82	$11,180.89	$11,485.01	$11,797.40	$12,118.29	$12,447.91	$12,879.85	$13,326.78
Estimated Annual Expenses	$186.91	$238.40	$244.89	$251.55	$258.39	$265.42	$272.64	$280.05	$193.76	$200.48

Invesco Balanced-Risk Retirement 2030— Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.84%	2.28%	2.28%	2.28%	2.28%	2.28%	2.28%	2.28%	2.28%	2.28%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

IBRR-PRO 1-SUP-1	6

IBRR-PRO 1-SUP-1

Cumulative Return After Expenses	3.16%	5.97%	8.85%	11.81%	14.85%	17.97%	21.18%	24.48%	27.86%	31.34%
End of Year Balance	$10,316.00	$10,596.60	$10,884.82	$11,180.89	$11,485.01	$11,797.40	$12,118.29	$12,447.91	$12,786.49	$13,134.28
Estimated Annual Expenses	$186.91	$238.40	$244.89	$251.55	$258.39	$265.42	$272.64	$280.05	$287.67	$295.50

Invesco Balanced-Risk Retirement 2030 Fund— Class CX2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.84%	2.28%	2.28%	2.28%	2.28%	2.28%	2.28%	2.28%	2.28%	2.28%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.16%	5.97%	8.85%	11.81%	14.85%	17.97%	21.18%	24.48%	27.86%	31.34%
End of Year Balance	$10,316.00	$10,596.60	$10,884.82	$11,180.89	$11,485.01	$11,797.40	$12,118.29	$12,447.91	$12,786.49	$13,134.28
Estimated Annual Expenses	$186.91	$238.40	$244.89	$251.55	$258.39	$265.42	$272.64	$280.05	$287.67	$295.50

Invesco Balanced-Risk Retirement 2030— Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.34%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.66%	7.00%	10.44%	14.00%	17.67%	21.46%	25.37%	29.41%	33.57%	37.88%
End of Year Balance	$10,366.00	$10,699.79	$11,044.32	$11,399.95	$11,767.02	$12,145.92	$12,537.02	$12,940.71	$13,357.40	$13,787.51
Estimated Annual Expenses	$136.45	$187.49	$193.52	$199.75	$206.19	$212.83	$219.68	$226.75	$234.05	$241.59

Invesco Balanced-Risk Retirement 2030 Fund— Class RX	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.34%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.66%	7.00%	10.44%	14.00%	17.67%	21.46%	25.37%	29.41%	33.57%	37.88%
End of Year Balance	$10,366.00	$10,699.79	$11,044.32	$11,399.95	$11,767.02	$12,145.92	$12,537.02	$12,940.71	$13,357.40	$13,787.51
Estimated Annual Expenses	$136.45	$187.49	$193.52	$199.75	$206.19	$212.83	$219.68	$226.75	$234.05	$241.59

Invesco Balanced-Risk Retirement 2030— Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio1	0.84%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.16%	8.03%	12.05%	16.22%	20.55%	25.03%	29.68%	34.51%	39.51%	44.70%
End of Year Balance	$10,416.00	$10,803.48	$11,205.36	$11,622.20	$12,054.55	$12,502.98	$12,968.09	$13,450.50	$13,950.86	$14,469.83
Estimated Annual Expenses	$85.75	$135.80	$140.86	$146.10	$151.53	$157.17	$163.01	$169.08	$175.37	$181.89

Invesco Balanced-Risk Retirement 2040 Fund— Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.13%	1.73%	1.73%	1.73%	1.73%	1.73%	1.73%	1.73%	1.73%	1.73%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.84%)	1.37%	4.68%	8.10%	11.64%	15.29%	19.06%	22.95%	26.97%	31.13%
End of Year Balance	$9,815.72	$10,136.69	$10,468.16	$10,810.47	$11,163.97	$11,529.03	$11,906.03	$12,295.36	$12,697.42	$13,112.62
Estimated Annual Expenses	$658.85	$172.59	$178.23	$184.06	$190.08	$196.29	$202.71	$209.34	$216.19	$223.26

IBRR-PRO 1-SUP-1	7

IBRR-PRO 1-SUP-1

Invesco Balanced-Risk Retirement 2040 Fund— Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.13%	1.73%	1.73%	1.73%	1.73%	1.73%	1.73%	1.73%	1.73%	1.73%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.87%	7.27%	10.77%	14.40%	18.14%	22.00%	25.99%	30.11%	34.36%	38.76%
End of Year Balance	$10,387.00	$10,726.65	$11,077.42	$11,439.65	$11,813.72	$12,200.03	$12,598.97	$13,010.96	$13,436.42	$13,875.79
Estimated Annual Expenses	$115.19	$182.63	$188.61	$194.77	$201.14	$207.72	$214.51	$221.53	$228.77	$236.25

Invesco Balanced-Risk Retirement 2040 Fund— Class AX (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.13%	1.73%	1.73%	1.73%	1.73%	1.73%	1.73%	1.73%	1.73%	1.73%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.84%)	1.37%	4.68%	8.10%	11.64%	15.29%	19.06%	22.95%	26.97%	31.13%
End of Year Balance	$9,815.72	$10,136.69	$10,468.16	$10,810.47	$11,163.97	$11,529.03	$11,906.03	$12,295.36	$12,697.42	$13,112.62
Estimated Annual Expenses	$658.85	$172.59	$178.23	$184.06	$190.08	$196.29	$202.71	$209.34	$216.19	$223.26

Invesco Balanced-Risk Retirement 2040 Fund— Class AX (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.13%	1.73%	1.73%	1.73%	1.73%	1.73%	1.73%	1.73%	1.73%	1.73%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.87%	7.27%	10.77%	14.40%	18.14%	22.00%	25.99%	30.11%	34.36%	38.76%
End of Year Balance	$10,387.00	$10,726.65	$11,077.42	$11,439.65	$11,813.72	$12,200.03	$12,598.97	$13,010.96	$13,436.42	$13,875.79
Estimated Annual Expenses	$115.19	$182.63	$188.61	$194.77	$201.14	$207.72	$214.51	$221.53	$228.77	$236.25

Invesco Balanced-Risk Retirement 2040— Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.88%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	1.73%	1.73%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.12%	5.72%	8.38%	11.11%	13.91%	16.78%	19.73%	22.74%	26.76%	30.90%
End of Year Balance	$10,312.00	$10,571.86	$10,838.27	$11,111.40	$11,391.41	$11,678.47	$11,972.77	$12,274.48	$12,675.86	$13,090.36
Estimated Annual Expenses	$190.93	$258.96	$265.49	$272.18	$279.03	$286.07	$293.28	$300.67	$215.82	$222.88

Invesco Balanced-Risk Retirement 2040— Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.88%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.12%	5.72%	8.38%	11.11%	13.91%	16.78%	19.73%	22.74%	25.84%	29.01%
End of Year Balance	$10,312.00	$10,571.86	$10,838.27	$11,111.40	$11,391.41	$11,678.47	$11,972.77	$12,274.48	$12,583.80	$12,900.91
Estimated Annual Expenses	$190.93	$258.96	$265.49	$272.18	$279.03	$286.07	$293.28	$300.67	$308.24	$316.01

Invesco Balanced-Risk Retirement 2040 Fund— Class CX2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.88%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

IBRR-PRO 1-SUP-1	8

IBRR-PRO 1-SUP-1

Cumulative Return After Expenses	3.12%	5.72%	8.38%	11.11%	13.91%	16.78%	19.73%	22.74%	25.84%	29.01%
End of Year Balance	$10,312.00	$10,571.86	$10,838.27	$11,111.40	$11,391.41	$11,678.47	$11,972.77	$12,274.48	$12,583.80	$12,900.91
Estimated Annual Expenses	$190.93	$258.96	$265.49	$272.18	$279.03	$286.07	$293.28	$300.67	$308.24	$316.01

Invesco Balanced-Risk Retirement 2040— Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.38%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.62%	6.75%	9.97%	13.29%	16.72%	20.24%	23.87%	27.61%	31.47%	35.44%
End of Year Balance	$10,362.00	$10,674.93	$10,997.32	$11,329.43	$11,671.58	$12,024.07	$12,387.19	$12,761.28	$13,146.68	$13,543.71
Estimated Annual Expenses	$140.50	$208.27	$214.56	$221.03	$227.71	$234.59	$241.67	$248.97	$256.49	$264.23

Invesco Balanced-Risk Retirement 2040 Fund— Class RX	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.38%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.62%	6.75%	9.97%	13.29%	16.72%	20.24%	23.87%	27.61%	31.47%	35.44%
End of Year Balance	$10,362.00	$10,674.93	$10,997.32	$11,329.43	$11,671.58	$12,024.07	$12,387.19	$12,761.28	$13,146.68	$13,543.71
Estimated Annual Expenses	$140.50	$208.27	$214.56	$221.03	$227.71	$234.59	$241.67	$248.97	$256.49	$264.23

Invesco Balanced-Risk Retirement 2040— Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio1	0.88%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.12%	7.79%	11.58%	15.51%	19.57%	23.78%	28.14%	32.65%	37.32%	42.15%
End of Year Balance	$10,412.00	$10,778.50	$11,157.91	$11,550.66	$11,957.25	$12,378.14	$12,813.85	$13,264.90	$13,731.83	$14,215.19
Estimated Annual Expenses	$89.81	$156.81	$162.33	$168.04	$173.96	$180.08	$186.42	$192.98	$199.78	$206.81

Invesco Balanced-Risk Retirement 2050 Fund— Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.17%	2.23%	2.23%	2.23%	2.23%	2.23%	2.23%	2.23%	2.23%	2.23%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.88%)	0.84%	3.63%	6.50%	9.45%	12.48%	15.60%	18.80%	22.09%	25.47%
End of Year Balance	$9,811.94	$10,083.73	$10,363.04	$10,650.10	$10,945.11	$11,248.29	$11,559.87	$11,880.07	$12,209.15	$12,547.35
Estimated Annual Expenses	$662.68	$221.84	$227.98	$234.30	$240.79	$247.46	$254.31	$261.36	$268.59	$276.03

Invesco Balanced- Risk Retirement 2050 Fund— Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.17%	2.23%	2.23%	2.23%	2.23%	2.23%	2.23%	2.23%	2.23%	2.23%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.83%	6.71%	9.66%	12.70%	15.82%	19.03%	22.33%	25.72%	29.20%	32.78%
End of Year Balance	$10,383.00	$10,670.61	$10,966.18	$11,269.95	$11,582.13	$11,902.95	$12,232.66	$12,571.51	$12,919.74	$13,277.61
Estimated Annual Expenses	$119.24	$234.75	$241.25	$247.93	$254.80	$261.86	$269.11	$276.57	$284.23	$292.10

IBRR-PRO 1-SUP-1	9

IBRR-PRO 1-SUP-1

Invesco Balanced- Risk Retirement 2050 Fund— Class AX (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.17%	2.23%	2.23%	2.23%	2.23%	2.23%	2.23%	2.23%	2.23%	2.23%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.88%)	0.84%	3.63%	6.50%	9.45%	12.48%	15.60%	18.80%	22.09%	25.47%
End of Year Balance	$9,811.94	$10,083.73	$10,363.04	$10,650.10	$10,945.11	$11,248.29	$11,559.87	$11,880.07	$12,209.15	$12,547.35
Estimated Annual Expenses	$662.68	$221.84	$227.98	$234.30	$240.79	$247.46	$254.31	$261.36	$268.59	$276.03

Invesco Balanced- Risk Retirement 2050 Fund— Class AX (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.17%	2.23%	2.23%	2.23%	2.23%	2.23%	2.23%	2.23%	2.23%	2.23%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.83%	6.71%	9.66%	12.70%	15.82%	19.03%	22.33%	25.72%	29.20%	32.78%
End of Year Balance	$10,383.00	$10,670.61	$10,966.18	$11,269.95	$11,582.13	$11,902.95	$12,232.66	$12,571.51	$12,919.74	$13,277.61
Estimated Annual Expenses	$119.24	$234.75	$241.25	$247.93	$254.80	$261.86	$269.11	$276.57	$284.23	$292.10

Invesco Balanced- Risk Retirement 2050— Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.92%	2.98%	2.98%	2.98%	2.98%	2.98%	2.98%	2.98%	2.23%	2.23%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.08%	5.16%	7.29%	9.45%	11.66%	13.92%	16.22%	18.57%	21.85%	25.23%
End of Year Balance	$10,308.00	$10,516.22	$10,728.65	$10,945.37	$11,166.46	$11,392.03	$11,622.15	$11,856.91	$12,185.35	$12,522.88
Estimated Annual Expenses	$194.96	$310.28	$316.55	$322.94	$329.47	$336.12	$342.91	$349.84	$268.07	$275.50

Invesco Balanced- Risk Retirement 2050— Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.92%	2.98%	2.98%	2.98%	2.98%	2.98%	2.98%	2.98%	2.98%	2.98%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.08%	5.16%	7.29%	9.45%	11.66%	13.92%	16.22%	18.57%	20.96%	23.41%
End of Year Balance	$10,308.00	$10,516.22	$10,728.65	$10,945.37	$11,166.46	$11,392.03	$11,622.15	$11,856.91	$12,096.42	$12,340.77
Estimated Annual Expenses	$194.96	$310.28	$316.55	$322.94	$329.47	$336.12	$342.91	$349.84	$356.90	$364.11

Invesco Balanced- Risk Retirement 2050 Fund— Class CX2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.92%	2.98%	2.98%	2.98%	2.98%	2.98%	2.98%	2.98%	2.98%	2.98%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.08%	5.16%	7.29%	9.45%	11.66%	13.92%	16.22%	18.57%	20.96%	23.41%
End of Year Balance	$10,308.00	$10,516.22	$10,728.65	$10,945.37	$11,166.46	$11,392.03	$11,622.15	$11,856.91	$12,096.42	$12,340.77
Estimated Annual Expenses	$194.96	$310.28	$316.55	$322.94	$329.47	$336.12	$342.91	$349.84	$356.90	$364.11

Invesco Balanced- Risk Retirement 2050— Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.42%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.58%	6.19%	8.87%	11.61%	14.42%	17.31%	20.26%	23.29%	26.40%	29.58%

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IBRR-PRO 1-SUP-1

End of Year Balance	$10,358.00	$10,619.02	$10,886.62	$11,160.96	$11,442.22	$11,730.56	$12,026.17	$12,329.23	$12,639.93	$12,958.46
Estimated Annual Expenses	$144.54	$260.12	$266.67	$273.39	$280.28	$287.34	$294.58	$302.01	$309.62	$317.42

Invesco Balanced- Risk Retirement 2050 Fund— Class RX	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.42%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.58%	6.19%	8.87%	11.61%	14.42%	17.31%	20.26%	23.29%	26.40%	29.58%
End of Year Balance	$10,358.00	$10,619.02	$10,886.62	$11,160.96	$11,442.22	$11,730.56	$12,026.17	$12,329.23	$12,639.93	$12,958.46
Estimated Annual Expenses	$144.54	$260.12	$266.67	$273.39	$280.28	$287.34	$294.58	$302.01	$309.62	$317.42

Invesco Balanced- Risk Retirement 2050— Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio1	0.92%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.08%	7.22%	10.46%	13.80%	17.23%	20.77%	24.42%	28.18%	32.05%	36.04%
End of Year Balance	$10,408.00	$10,722.32	$11,046.14	$11,379.73	$11,723.40	$12,077.44	$12,442.18	$12,817.94	$13,205.04	$13,603.83
Estimated Annual Expenses	$93.88	$209.19	$215.51	$222.02	$228.72	$235.63	$242.74	$250.08	$257.63	$265.41

[1]	Your actual expenses may be higher or lower than those shown.
[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”

IBRR-PRO 1-SUP-1	11

IBRR-PRO 2-SUP-1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Funds listed below:

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

(together, the “Balanced-Risk Retirement Funds”)

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Balanced-Risk Retirement 2030 Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		None	None
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		0.32%	0.23%
Acquired Fund Fees and Expenses[1]		0.84	0.84
Total Annual Fund Operating Expenses		1.16	1.07
Fee Waiver and/or Expense Reimbursement[2]		0.32	0.23
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.84	0.84

[1]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 0.00% of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

IBRR-PRO 2-SUP-1	1

IBRR-PRO 2-SUP-1

	1 Year	3 Years	5 Years	10 Years
Class R5	$86	$337	$607	$1,380
Class R6	$86	$317	$568	$1,285

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Balanced-Risk Retirement 2040 Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		None	None
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		0.42%	0.33%
Acquired Fund Fees and Expenses[1]		0.88	0.88
Total Annual Fund Operating Expenses		1.30	1.21
Fee Waiver and/or Expense Reimbursement[2]		0.42	0.33
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.88	0.88

[1]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 0.00% of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$90	$371	$673	$1,531
Class R6	$90	$351	$633	$1,437

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IBRR-PRO 2-SUP-1

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Balanced-Risk Retirement 2050 Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		None	None
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		0.77%	0.69%
Acquired Fund Fees and Expenses[1]		0.92	0.92
Total Annual Fund Operating Expenses		1.69	1.61
Fee Waiver and/or Expense Reimbursement[2]		0.77	0.69
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.92	0.92

[1]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 0.00% of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$94	$457	$845	$1,933
Class R6	$94	$440	$811	$1,853

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the

IBRR-PRO 2-SUP-1	3

IBRR-PRO 2-SUP-1

Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information – Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund”:

“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year; and

•	Each Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Invesco Balanced-Risk Retirement 2030 Fund— Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.84%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.16%	8.16%	12.31%	16.63%	21.10%	25.75%	30.58%	35.60%	40.81%	46.21%
End of Year Balance	$10,416.00	$10,815.97	$11,231.31	$11,662.59	$12,110.43	$12,575.47	$13,058.37	$13,559.81	$14,080.51	$14,621.20
Estimated Annual Expenses	$85.75	$123.15	$127.87	$132.78	$137.88	$143.18	$148.68	$154.39	$160.31	$166.47

Invesco Balanced-Risk Retirement 2030 Fund— Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.84%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.16%	8.25%	12.51%	16.93%	21.52%	26.30%	31.26%	36.42%	41.78%	47.36%
End of Year Balance	$10,416.00	$10,825.35	$11,250.79	$11,692.94	$12,152.47	$12,630.07	$13,126.43	$13,642.30	$14,178.44	$14,735.65
Estimated Annual Expenses	$85.75	$113.64	$118.11	$122.75	$127.57	$132.59	$137.80	$143.21	$148.84	$154.69

Invesco Balanced-Risk Retirement 2040 Fund— Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.88%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.12%	7.97%	11.97%	16.11%	20.41%	24.86%	29.48%	34.27%	39.24%	44.39%
End of Year Balance	$10,412.00	$10,797.24	$11,196.74	$11,611.02	$12,040.63	$12,486.13	$12,948.12	$13,427.20	$13,924.01	$14,439.19
Estimated Annual Expenses	$89.81	$137.86	$142.96	$148.25	$153.74	$159.42	$165.32	$171.44	$177.78	$184.36

Invesco Balanced-Risk Retirement 2040 Fund— Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.88%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.12%	8.07%	12.16%	16.41%	20.82%	25.40%	30.16%	35.09%	40.21%	45.52%
End of Year Balance	$10,412.00	$10,806.61	$11,216.19	$11,641.28	$12,082.48	$12,540.41	$13,015.69	$13,508.99	$14,020.98	$14,552.37

IBRR-PRO 2-SUP-1	4

IBRR-PRO 2-SUP-1

Estimated Annual Expenses	$89.81	$128.37	$133.24	$138.29	$143.53	$148.97	$154.61	$160.47	$166.56	$172.87

Invesco Balanced-Risk Retirement 2050 Fund— Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.92%	1.69%	1.69%	1.69%	1.69%	1.69%	1.69%	1.69%	1.69%	1.69%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.08%	7.53%	11.08%	14.76%	18.56%	22.48%	26.54%	30.73%	35.05%	39.52%
End of Year Balance	$10,408.00	$10,752.50	$11,108.41	$11,476.10	$11,855.96	$12,248.39	$12,653.81	$13,072.66	$13,505.36	$13,952.39
Estimated Annual Expenses	$93.88	$178.81	$184.72	$190.84	$197.16	$203.68	$210.42	$217.39	$224.58	$232.02

Invesco Balanced-Risk Retirement 2050 Fund— Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.92%	1.61%	1.61%	1.61%	1.61%	1.61%	1.61%	1.61%	1.61%	1.61%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.08%	7.61%	11.26%	15.03%	18.93%	22.96%	27.13%	31.44%	35.89%	40.50%
End of Year Balance	$10,408.00	$10,760.83	$11,125.62	$11,502.78	$11,892.73	$12,295.89	$12,712.72	$13,143.68	$13,589.25	$14,049.93
Estimated Annual Expenses	$93.88	$170.41	$176.19	$182.16	$188.33	$194.72	$201.32	$208.14	$215.20	$222.50

[1]	Your actual expenses may be higher or lower than those shown.”

IBRR-PRO 2-SUP-1	5

AGS-SAI-SUP-3

Statement of Additional Information Supplement dated December 13, 2016

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, R5, R6, S, Y, and Investor Class shares, as applicable, of the Funds listed below:

Invesco Alternative Strategies Fund

Invesco Conservative Allocation Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Multi-Asset Inflation Fund

Invesco Small Cap Growth Fund

The following information replaces in its entirety the tenth paragraph under the heading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Adviser” of the Statement of Additional Information.

“Invesco also has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the Funds’ shares as follows:

Fund	Expense Limitation	Expiration Date
Invesco Alternative Strategies Fund		April 30, 2018
Class A Shares	1.44% less net AFFE*
Class C Shares	2.19% less net AFFE*
Class R Shares	1.69% less net AFFE*
Class Y Shares	1.19% less net AFFE*
Class R5 Shares	1.19% less net AFFE*
Class R6 Shares	1.19% less net AFFE*

Invesco Conservative Allocation Fund		June 30, 2017
Class A Shares	1.50%
Class B Shares	2.25%
Class C Shares	2.25%
Class R Shares	1.75%
Class S Shares	1.40%
Class Y Shares	1.25%
Class R5 Shares	1.25%

Invesco Global Low Volatility Equity Yield Fund		June 30, 2017
Class A Shares	2.00%
Class B Shares	2.75%
Class C Shares	2.75%
Class R Shares	2.25%
Class Y Shares	1.75%
Class R5 Shares	1.75%

Invesco Growth Allocation Fund		June 30, 2017
Class A Shares	2.00%
Class B Shares	2.75%
Class C Shares	2.75%
Class R Shares	2.25%
Class S Shares	1.90%
Class Y Shares	1.75%
Class R5 Shares	1.75%

AGS-SAI-SUP-3

AGS-SAI-SUP-3

Fund	Expense Limitation	Expiration Date
Invesco Income Allocation Fund		April 30, 2018
Class A Shares	0.25%
Class B Shares	1.00%
Class C Shares	1.00%
Class R Shares	0.50%
Class Y Shares	0.00%
Class R5 Shares	0.00%

Invesco International Allocation Fund		June 30, 2017
Class A Shares	2.25%
Class B Shares	3.00%
Class C Shares	3.00%
Class R Shares	2.50%
Class Y Shares	2.00%
Class R5 Shares	2.00%

Invesco Mid Cap Core Equity Fund		June 30, 2017
Class A Shares	2.00%
Class B Shares	2.75%
Class C Shares	2.75%
Class R Shares	2.25%
Class Y Shares	1.75%
Class R5 Shares	1.75%
Class R6 Shares	1.75%

Invesco Moderate Allocation Fund		June 30, 2017
Class A Shares	1.50%
Class B Shares	2.25%
Class C Shares	2.25%
Class R Shares	1.75%
Class S Shares	1.40%
Class Y Shares	1.25%
Class R5 Shares	1.25%

Invesco Multi-Asset Inflation Fund		April 30, 2018
Class A Shares	1.02% less net AFFE*
Class C Shares	1.77% less net AFFE*
Class R Shares	1.27% less net AFFE*
Class Y Shares	0.77% less net AFFE*
Class R5 Shares	0.77% less net AFFE*
Class R6 Shares	0.77% less net AFFE*

Invesco Small Cap Growth Fund		June 30, 2017
Class A Shares	2.00%
Class B Shares	2.75%
Class C. Shares	2.75%
Class R Shares	2.25%
Class Y Shares	1.75%

Investor Class Shares	2.00%
Class R5 Shares	1.75%
Class R6 Shares	1.75%

*

Acquired Fund Fees and Expenses (“AFFE”) will be calculated as of the Fund’s fiscal year end according to instruction 3(f) of Item 3 of Form N-1A. “Net AFFE” will be calculated by subtracting any waivers by

AGS-SAI-SUP-3

AGS-SAI-SUP-3

Invesco associated with investments in affiliated funds, such as investments in affiliated money market funds, from the AFFE calculated in accordance with the preceding sentence. For clarity, the NET AFFE calculated as of the Fund’s fiscal year end will be used throughout the waiver period in establishing the Fund’s waiver amount, regardless of whether actual AFFE is more or less during the waiver period.”

AGS-SAI-SUP-3

IBRR-SOAI-SUP-1

Statement of Additional Information Supplement dated December 13, 2016

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, AX, B, C, CX, R, RX, R5, R6 and Y shares of the Funds listed below:

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

(together, the “Balanced-Risk Retirement Funds”)

The following information replaces in its entirety the eighth paragraph under the heading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Adviser” of the Statement of Additional Information.

“Invesco has contractually agreed, through at least April 30, 2018, to reimburse expenses to the extent necessary to limit the total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary or non-routine items including litigation expenses, and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable) for the Funds’ shares as follows:

Fund	Expense Limitation	Expiration Date
Invesco Balanced-Risk Retirement Now Fund		April 30, 2018
Class A Shares	0.25%
Class AX Shares	0.25%
Class B Shares	1.00%
Class C Shares	1.00%
Class CX Shares	1.00%
Class R Shares	0.50%
Class RX Shares	0.50%
Class Y Shares	0.00%
Class R5 Shares	0.00%
Class R6 Shares	0.00%

Invesco Balanced-Risk Retirement 2020 Fund		April 30, 2018
Class A Shares	0.25%
Class AX Shares	0.25%
Class B Shares	1.00%
Class C Shares	1.00%
Class CX Shares	1.00%
Class R Shares	0.50%
Class RX Shares	0.50%
Class Y Shares	0.00%
Class R5 Shares	0.00%
Class R6 Shares	0.00%

Invesco Balanced-Risk Retirement 2030 Fund		April 30, 2018
Class A Shares	0.25%
Class AX Shares	0.25%
Class B Shares	1.00%

IBRR-SOAI-SUP-1

IBRR-SOAI-SUP-1

Fund	Expense Limitation	Expiration Date
Class C Shares	1.00%
Class CX Shares	1.00%
Class R Shares	0.50%
Class RX Shares	0.50%
Class Y Shares	0.00%
Class R5 Shares	0.00%
Class R6 Shares	0.00%

Invesco Balanced-Risk Retirement 2040 Fund		April 30, 2018
Class A Shares	0.25%
Class AX Shares	0.25%
Class B Shares	1.00%
Class C Shares	1.00%
Class CX Shares	1.00%
Class R Shares	0.50%
Class RX Shares	0.50%
Class Y Shares	0.00%
Class R5 Shares	0.00%
Class R6 Shares	0.00%

Invesco Balanced-Risk Retirement 2050 Fund		April 30, 2018
Class A Shares	0.25%
Class AX Shares	0.25%
Class B Shares	1.00%
Class C Shares	1.00%
Class CX Shares	1.00%
Class R Shares	0.50%
Class RX Shares	0.50%
Class Y Shares	0.00%
Class R5 Shares	0.00%
Class R6 Shares	0.00%”

IBRR-SOAI-SUP-1